Share-based plans (Details)	Jul. 31, 2023 EUR (€) shares	Mar. 01, 2023 EUR (€) EquityInstruments
LTIP 2022+
Share-based payment transaction
Number of shares allocated | shares	1,409,661
Total fair value of shares granted	€ 61,743,000
Vesting period	3 years
Weighted average fair value	€ 43.80
MB LTIP 2020
Share-based payment transaction
Number of shares allocated | EquityInstruments		276,587
Total fair value of shares granted		€ 8,896,000
Vesting period		3 years
Weighted average fair value		€ 32.16
MB LTIP 2020 | Management Board
Share-based payment transaction
Number of shares allocated | EquityInstruments		212,148
Total fair value of shares granted		€ 6,829,000
MB LTIP 2020 | Former members of Management Board
Share-based payment transaction
Number of shares allocated | EquityInstruments		64,439
Total fair value of shares granted		€ 2,067,000